Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of deposits from customers [line items]
- Deposits by customers	£ 186,797	£ 179,006
Current and Demand Accounts
Disclosure of deposits from customers [line items]
- Deposits by customers	185,570	177,772
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures
Disclosure of deposits from customers [line items]
- Deposits by customers	£ 1,227	£ 1,234